INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

December 31, 2018
Unrealized gains in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive (loss)/income	exchange rate	Fair value
	RMB	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	838,504	—	(2,825)	(114)	835,565

December 31, 2019
Unrealized gains in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive (loss)/income	exchange rate	Fair value
	RMB	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	460,027	—	1,014	(50)	460,991

Summary of long term investments

	December 31,	December 31,
	2018	2019
	RMB	RMB
Equity method investments	170,336	—
Equity securities without readily determinable fair values	47,300	—

Total	217,636	—